Exploration and Evaluation Assets, Net	9 Months Ended
Sep. 30, 2024
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets, Net

9. EXPLORATION AND EVALUATION ASSETS, NET

Total
As at December 31, 2023	738
Acquisition	7
Additions	43
Transfer to PP&E (Note 10)	(285)
Write-downs	(40)
As at September 30, 2024	463